Condensed Financial Information of Registrant - Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses									$ 1,758	$ 1,869	$ 1,632
Operating loss	282	283	240	157	260	266	219	51	962	796	731
Interest expense									(413)	(477)	(660)
Benefit/(Provision) for income taxes									(144)	(23)	46
Equity in net income of subsidiaries									5	3	5
Net income									272	87	133
Total Nielsen Stockholders' Equity [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses									2	2
Operating loss									(2)	(2)
Interest expense									(23)	(21)
Foreign currency exchange transaction (loss)/gain									(1)		1
(Loss)/income from continuing operations before income taxes and equity in net income of subsidiaries									(26)	(23)	1
Benefit/(Provision) for income taxes									2	(2)
Equity in net income of subsidiaries									297	109	129
Net income									$ 273	$ 84	$ 130